Summary of Significant Accounting Policies - Schedule of Other Income (Expense), Net (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Interest income (expense), net	$ (4,198)	$ (1,341)	$ (3,890)	$ 17
Stock warrants issued	(5,790)
Write-off of deferred debt discounts and issuance costs	(10,132)
Write-off of legal fees in connection with the Primary Warrant		(253)
Gain on fair value change of warrant liability	7,114	117	950
Other	134	(6)	(253)	68
Other income (expense), net	$ (12,872)	$ (1,483)	$ (3,193)	$ 85